S000006722 [Member] Investment Strategy - Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.
Government securities generally are securities that are issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities. Some government securities are backed by the full faith and credit of the U.S. Government. Some government securities are not backed by the full faith and credit of the U.S. Government but rather are supported by the issuer’s ability to borrow from the U.S. Treasury, by only the credit of the issuer, or by the United States in some other way. The Fund intends to operate as a “government money market fund” in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including relating to maturity, diversification, liquidity and credit quality. For example, the Fund invests in securities that generally have remaining maturities of 397 days or less and will have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund also maintains sufficient portfolio liquidity to meet reasonably foreseeable redemption requests. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7. As a government money market fund, the Fund is not required to impose liquidity fees. The Fund’s Board, however, may elect to impose such fees in the future if it believes such measures are appropriate and in the best interests of the Fund and its shareholders.

Strategy Portfolio Concentration [Text]	The Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.